Capital Stock Transactions	12 Months Ended
Dec. 31, 2016
Capital Stock Transactions [Abstract]
Capital Stock Transactions

20.  Capital Stock Transactions

   In March 2016, our Board of Directors authorized an additional $100 million for stock repurchase under the February 2011 repurchase program.    We repurchased the following capital stock:

	For the Years Ended December 31,
	2016	2015	2014
Total cost of repurchased shares (in thousands):	$102,313	$59,323	$110,019
Shares repurchased	780,134	460,765	1,182,934
Weighted average price per share	$131.15	$128.75	$93.01